Variable Interest Entities - Summary of Consolidated Financial Statements of VIEs (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and restricted cash	$ 95,534	$ 115,174	$ 27,412	$ 5,998	$ 2,446
Accounts receivable	24,513	20,007		17,146
Other receivables	1,279	1,237		113
Inventories, net	7,770	6,438		4,354
Prepaid expenses	10,744	11,200		2,109
Total current assets	139,840	154,056		29,720
Other assets	332	320		122
Intangible assets, net	17,572	18,245		19,516
Goodwill	26,626	26,626		14,227
Total assets	206,512	203,439	$ 203,439	65,689
Current portion of long-term debt
Accounts payable	12,596	15,559		12,643
Income taxes payable	132	132		1,144
Accrued expenses and other current liabilities	14,516	13,924		9,452
Current portion of long-term debt	0	183		5,368
Total current liabilities	31,521	29,798		28,607
Other non-current liabilities	3,801	6,900		807
Deferred income taxes liability	551	371		1,613
Total liabilities	74,514	99,280		37,588
Variable interest entity
Current assets:
Cash and restricted cash	2,248	1,618		20
Accounts receivable	24,513	20,007		17,146
Other receivables	1,028	935		49
Inventories, net	7,770	6,438		4,354
Prepaid expenses	1,146	781		719
Total current assets	36,705	29,779		22,288
Other assets	273	276		201
Intangible assets, net	1,120	1,181		0
Goodwill	11,096	11,096		150
Total assets	49,238	42,332		22,639
Current portion of long-term debt
Accounts payable	11,876	14,204		11,953
Income taxes payable	132	132		0
Accrued expenses and other current liabilities	5,228	5,539		6,039
Current portion of long-term debt		183		2,000
Amounts due to affiliates	76,960	56,312		19,883
Total current liabilities	94,196	76,370		39,875
Other non-current liabilities	1,917	3,203		551
Deferred income taxes liability	16	6		0
Total liabilities	$ 96,129	$ 79,579		$ 40,426